Computation of net income (loss) per share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss) - numerator for basic net income (loss) per share	$ (119,420)	$ (26,954)	$ 8,491
Dilutive effect of earn-out obligation		(1,683)
Numerator for diluted income (loss) per share	$ (119,420)	$ (28,637)	$ 8,491
Denominator:
Weighted average shares - denominator for basic net income (loss) per share	50,019	42,079	22,812
Dilutive effect of earn-out obligation		20
Additional shares from the assumed exercise of employee stock options			964
Denominator for diluted income (loss) per share	50,019	42,099	23,776
Net income (loss) per share
Basic	$ (2.39)	$ (0.64)	$ 0.37
Diluted	$ (2.39)	$ (0.68)	$ 0.36